INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about Joint venture [Abstract]
INTEREST IN JOINT VENTURES
15	INTEREST IN JOINT VENTURES

	2023	2022
	US$’000	US$’000

Cost of investment in joint ventures	9	9
Share of post acquisition (loss) profit, net of dividends received	(1)	(1)
Carrying amount	8	8

Details of the joint ventures are as follows:

Name of the joint venture	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group		Cost of investment in joint ventures
			2023	2022	2023	2022
Tri-View Shipping Pte Ltd (a)	Dormant	Singapore	51%	51%	9	9

*	Amount is less than US$1,000.

(a)
The Group has joint control over this entity by virtue of the contractual arrangement with its joint venture partner(s) requiring resolutions on the relevant activities to be passed based on unanimous approval. This entity was deregistered on 19 January 2024.

The above joint venture is accounted for using the equity method in these consolidated financial statements.

In 2023, the total share of joint venture companies' loss after taxation amounts to US$Nil (2022: US$5,000; 2021: US$31,000).